Fair Value Of Financial Instruments	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS [Text Block]
NOTE 8 — FAIR VALUE OF FINANCIAL INSTRUMENTS
 The carrying value amounts of many of Navios Partners' financial instruments, including cash and cash equivalents, restricted cash, accounts receivable and accounts payable and amounts due to related parties approximate their fair value due primarily to the short-term maturity of the related instruments.
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Borrowings: The carrying amount of the floating rate loans approximates its fair value.
The estimated fair values of the Navios Partners' financial instruments are as follows:

	June 30, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$41,061	$41,061	$48,078	$48,078
Restricted cash	$11,165	$11,165	$8,468	$8,468
Accounts receivable, net	$4,484	$4,484	$4,835	$4,835
Accounts payable	$(1,566)	$(1,566)	$(2,022)	$(2,022)
Amounts due to related parties	$(16,960)	$(16,960)	$(4,077)	$(4,077)
Long-term debt	$(290,450)	$(290,450)	$(326,050)	$(326,050)
Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2012.

	Fair Value Measurements at June 30, 2012 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$41,061	$41,061	$—	$—
Restricted cash	$11,165	$11,165	$—	$—
Long-term debt(1)	$(290,450)	$—	$(290,450)	$—

(1)
The fair value of the Company's debt is estimated based currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.